THE ADVISORS' INNER CIRCLE FUND II

                     WESTFIELD CAPITAL DIVIDEND GROWTH FUND
             WESTFIELD CAPITAL LARGE CAP GROWTH FUND (THE "FUNDS")

                         SUPPLEMENT DATED MAY 25, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The section titled "The Custodian" is hereby deleted and replaced with the following:

     THE CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, 02109-3661 (the "Custodian"), serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WCM-SK-003-0100